AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	Bermuda - 0.4%
599	RenaissanceRe Holdings Ltd.	$ 139,315

	Canada - 1.1%
10,819	Barrick Gold Corporation	176,834
18,584	Kinross Gold Corporation	209,276
		386,110
	France - 0.9%
6,616	Engie S.A.	109,147
765	Publicis Groupe S.A.(a)	81,639
1,133	Vinci S.A.	122,731
		313,517
	Germany - 0.4%
2,262	Fresenius S.E. & Company KGaA(a)	86,686
1,410	Vonovia S.E.	43,249
		129,935
	Hong Kong - 0.1%
4,065	Sun Hung Kai Properties Ltd.	36,414

	Ireland - 2.6%
9,033	Seagate Technology Holdings PLC	870,420

	Israel - 1.7%
19,375	Bank Leumi Le-Israel BM	242,898
19,406	Teva Pharmaceutical Industries Ltd. - ADR(a)	344,068
		586,966
	Italy - 2.5%
4,050	Assicurazioni Generali SpA	128,591
62,478	Intesa Sanpaolo SpA	271,556
2,344	Prysmian SpA	163,621
6,332	UniCredit SpA	291,559
		855,327
	Japan - 9.6%
6,368	Canon, Inc.	206,047
4,600	Central Japan Railway Company	85,692

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Japan - 9.6% (Continued)
6,800	Daiwa House Industry Company Ltd.	$ 214,764
48,200	ENEOS Holdings, Inc.	244,630
10,200	Fujitsu Ltd.	198,496
7,600	Hitachi Ltd.	193,376
20,100	Inpex Corporation	242,365
2,700	ITOCHU Corporation	125,055
5,848	Japan Tobacco, Inc.	149,816
6,400	Kansai Electric Power Company, Inc. (The)	70,816
5,700	MS&AD Insurance Group Holdings, Inc.	119,415
2,657	Nippon Yusen KK	83,676
12,740	Nitto Denko Corporation	227,389
6,468	Otsuka Holdings Company Ltd.	339,324
8,800	Sekisui House Ltd.	203,312
4,100	Sompo Holdings, Inc.	115,055
4,600	Sumitomo Corporation	99,781
11,400	Sumitomo Electric Industries Ltd.	214,094
3,900	Tokio Marine Holdings, Inc.	129,762
		3,262,865
	Liberia - 0.9%
1,105	Royal Caribbean Cruises Ltd.	294,593

	Netherlands - 1.4%
1,766	AerCap Holdings N.V.	168,830
4,141	Koninklijke Ahold Delhaize N.V.	146,633
22,921	Koninklijke KPN N.V.	82,945
3,228	Koninklijke Philips N.V. (a)	89,274
		487,682
	Panama - 0.8%
10,258	Carnival Corporation(a)	283,839

	Spain - 0.8%
42,802	CaixaBank S.A.	259,820

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	Switzerland - 0.9%
2,284	Logitech International S.A.	$ 222,507
144	Swisscom A.G.	81,193
		303,700
	United Kingdom - 4.3%
5,251	3i Group plc	254,221
10,559	BAE Systems plc	160,275
72,522	Barclays plc	267,108
42,592	BT Group PLC	74,950
4,686	Imperial Brands plc	158,122
785	InterContinental Hotels Group PLC	105,331
1,126	Next plc	138,966
22,823	Rolls-Royce Holdings plc(a)	171,516
29,249	Tesco PLC	135,004
		1,465,493
	United States - 70.6%
2,366	3M Company	360,105
966	Allstate Corporation (The)	185,791
5,600	Altria Group, Inc.	292,488
5,123	Applied Materials, Inc.	923,933
3,973	AppLovin Corporation, Class A(a)	1,468,381
7,687	Baker Hughes Company	354,986
5,532	Bank of New York Mellon Corporation (The)	475,365
875	Berkshire Hathaway, Inc., Class B(a)	410,086
3,205	Burlington Stores, Inc.(a)	909,996
801	Camden Property Trust	91,082
3,008	Centene Corporation(a)	192,602
1,847	CF Industries Holdings, Inc.	170,312
716	Cigna Group (The)	210,654
7,820	Cognizant Technology Solutions Corporation, Class A	646,010
11,121	Comcast Corporation, Class A	374,333
32,247	Coupang, Inc.(a)	758,127
7,831	Dell Technologies, Inc., Class C	811,292
1,963	Delta Air Lines, Inc.	132,051
1,492	Diamondback Energy, Inc.	245,225

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	United States - 70.6% (Continued)
2,745	Discover Financial Services	$ 551,992
8,431	DocuSign, Inc.(a)	815,531
1,461	Eastman Chemical Company	145,589
8,939	eBay, Inc.	603,204
519	Elevance Health, Inc.	205,368
1,790	Entergy Corporation	145,133
1,860	Evergy, Inc.	119,356
3,074	Exelon Corporation	122,960
1,502	Fidelity National Information Services, Inc.	122,368
1,100	Fiserv, Inc.(a)	237,644
1,891	Gaming and Leisure Properties, Inc.	91,505
21,088	Gen Digital, Inc.	567,478
608	HCA Healthcare, Inc.	200,585
4,679	Healthpeak Properties, Inc.	96,668
48,215	Hewlett Packard Enterprise Company	1,021,676
4,973	Kroger Company (The)	306,536
580	Lockheed Martin Corporation, Class B	268,511
108	Markel Group, Inc.(a)	197,508
1,651	Meta Platforms, Inc., Class A	1,137,836
7,700	NetApp, Inc.	940,170
2,041	Newmont Corporation	87,192
3,772	Omnicom Group, Inc.	327,372
1,613	Owens Corning	297,679
359	Packaging Corporation of America	76,345
2,478	PayPal Holdings, Inc.(a)	219,501
24,968	Pfizer, Inc.	662,151
2,662	Philip Morris International, Inc.	346,592
3,617	PPL Corporation	121,531
16,672	Regions Financial Corporation	410,798
668	Simon Property Group, Inc.	116,139
2,989	Southwest Airlines Company	91,792
7,773	SS&C Technologies Holdings, Inc.	629,224
2,677	Stanley Black & Decker, Inc.	235,763
3,633	T Rowe Price Group, Inc.	424,770

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	United States - 70.6% (Continued)
1,340	Tenet Healthcare Corporation(a)	$ 188,793
1,937	Toll Brothers, Inc.	263,064
1,504	United Airlines Holdings, Inc.(a)	159,183
972	Universal Health Services, Inc., Class B	183,280
4,314	US Foods Holding Corporation(a)	305,992
2,704	Veritiv Holdings Company	316,422
10,810	Verizon Communications, Inc.	425,806
57,282	Viatris, Inc.	646,141
3,217	VICI Properties, Inc.	95,770
978	Vistra Corporation	164,333
5,962	Williams Companies, Inc. (The)	330,474
		24,036,544

	TOTAL COMMON STOCKS (Cost $28,895,471)	33,712,540

	TOTAL INVESTMENTS - 99.0% (Cost $28,895,471)	$ 33,712,540
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	330,485
	NET ASSETS - 100.0%	$ 34,043,025

ADR	- American Depositary Receipt
Ltd.	- Limited Company
N.V	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.